Financial Instruments - Schedule of Fair Values of the Other Financial Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-current liabilities:
Carrying amount, Total	€ 495,025	€ 422,025	€ 384,291
Carrying amount [Member]
Non-current liabilities:
Carrying amount, Debentures	191,529	140,087
Carrying amount, Loans from banks and others (including current maturities)	303,496	281,938
Carrying amount, Total	€ 495,025	€ 422,025
Valuation Techniques for Determining Fair Value [Member]
Non-current liabilities:
Valuation techniques for determining fair value, Loans from banks and others (including current maturities)	Discounting future cash flows by the market interest rate on the date of measurement.	Discounting future cash flows by the market interest rate on the date of measurement.
Inputs Used to Determine Fair Value [Member]
Non-current liabilities:
Inputs used to determine fair value, Loans from banks and others (including current maturities)	See Note 21F(2)	See Note 21F(2)
Level 1 [Member]
Non-current liabilities:
Carrying amount, Debentures	€ 189,090	€ 134,464
Carrying amount, Loans from banks and others (including current maturities)
Carrying amount, Total	189,090	134,464
Level 2 [Member]
Non-current liabilities:
Carrying amount, Debentures
Carrying amount, Loans from banks and others (including current maturities)	246,554	231,057
Carrying amount, Total	246,554	231,057
Level 3 [Member]
Non-current liabilities:
Carrying amount, Debentures
Carrying amount, Loans from banks and others (including current maturities)
Carrying amount, Total